Consolidated Statements of Operations - BRL (R$) shares in Thousands, R$ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net operating revenue		R$ 23,789,654	R$ 25,996,423	R$ 27,353,765
Cost of sales and services		(15,676,216)	(16,741,791)	(16,250,083)
Gross profit		8,113,438	9,254,632	11,103,682
Operating (expenses) income
Selling expenses		(4,399,936)	(4,383,163)	(4,719,811)
General and administrative expenses		(3,064,252)	(3,687,706)	(3,912,178)
Other operating income (expenses), net		(1,043,922)	(1,237,085)	(2,294,320)
Reorganization items, net		(2,371,918)	(9,005,998)
Loss before financial and taxes		(2,766,590)	(9,059,320)	177,373
Financial expenses, net		(1,612,058)	(4,375,309)	(6,724,489)
Income (loss) before taxes	[1]	(4,378,648)	(13,434,628)	(6,547,116)
Income tax expense (current and deferred)		350,987	(2,245,113)	(3,379,928)
Loss from continuing operations		(4,027,661)	(15,679,742)	(9,927,044)
Loss for the year from discontinued operations, net				(867,139)
Net loss for the year		(4,027,661)	(15,679,742)	(10,794,183)
Net loss allocated to common shares-basic and diluted		(3,736,518)	(15,502,132)	(10,381,490)
Net loss attributable to non-controlling interests		(291,143)	(177,610)	(412,693)
Common Stock
Operating (expenses) income
Net loss allocated to common shares-basic and diluted		R$ (2,874,290)	R$ (11,924,904)	R$ (4,473,818)
Weighted average number of outstanding shares-basic and diluted		519,752	519,752	314,518
Net loss per share attributable to owners of the Company shares-basic and diluted		R$ (5.53)	R$ (22.94)	R$ (14.22)
Net loss per share from continuing operation attributable to owners of the Company shares-basic and diluted		R$ (5.53)	R$ (22.94)	(13.04)
Net loss per share from discontinued operation attributable to owners of the Company shares-basic and diluted				R$ (1.13)
Preferred Stock
Operating (expenses) income
Net loss allocated to common shares-basic and diluted		R$ (862,228)	R$ (3,577,228)	R$ (5,907,672)
Weighted average number of outstanding shares-basic and diluted		155,915	155,915	415,321
Net loss per share attributable to owners of the Company shares-basic and diluted		R$ (5.53)	R$ (22.94)	R$ (14.22)
Net loss per share from continuing operation attributable to owners of the Company shares-basic and diluted		R$ (5.53)	R$ (22.94)	(13.04)
Net loss per share from discontinued operation attributable to owners of the Company shares-basic and diluted				R$ (1.13)

[1]	At December 31, 2017, 2016 and 2015 loss before income taxes and income tax (expense) benefit for continuing operations is as follows: 2017 Brazil Foreign operations Total Loss before income taxes (3,115,832) (1,262,816) (4,378,648) Income tax benefit 311,895 39,092 350,987 Current tax (expense) (893,031) (13,049) (906,080) Deferred tax (expense) benefit 1,204,926 52,141 (*) 1,257,067 (*) The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale. 2016 Brazil Foreign operations Total Loss before income taxes (12,402,406) (1,032,222) (13,434,628) Income tax (expense) (2,054,234) (190,879) (2,245,113) Current tax (expense) (521,773) (191,041) (712,814) Deferred tax (expense) benefit (1,532,461) 162 (1,532,299) 2015 Brazil Foreign operations Total Loss before income taxes (5,650,150) (896,965) (6,547,115) Income tax (expense) (3,191,187) (188,741) (3,379,928) Current tax (expense) (589,090) (192,486) (781,576) Deferred tax (expense) benefit (2,602,097) 3,745 (2,598,352)